1. GENERAL CONSIDERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
General Considerations Tables
Majority shareholders
Name	Number of shares	Ownership %
Banco de Chile Cta. de terceros	92,939,672	12.44%
Inversiones Totihue S.A.	87,615,431	11.73%
Rentas Santa Barbara S.A.	85,274,628	11.42%
Itaú Corpbanca Cta. Inversionistas Ext.	41,315,545	5.53%
Inversiones Quivolgo S.A.	32,748,071	4.38%
Fundación Cultura Nacional	25,954,278	3.47%
Inversiones GDF Ltda.	24,500,000	3.28%
The Bank of New York según Circ. 1375 S.V.S.	25,456,140	3.41%
Agroforestal e Inversiones Maihue Ltda.	22,337,075	2.99%
Constructora Santa Marta Ltda.	22,293,321	2.98%
Larraín Vial C. De Bolsa	19,557,520	2.62%
Inversiones La Gloria Ltda.	17,000,000	2.28%
Total	496,991,681	66.53%

Detail of Companys permanent personnel
	Parent	Subsidiaries in Chile	Subsidiaries abroad	Consolidated
Managers, deputy managers and main executives	89	23	71	183
Professionals and technicians	593	151	284	1,028
Other workers, salespeople and administrative	1,174	426	506	2,106
Total	1,856	600	861	3,317